Franklin Mutual Series Funds
Statement of Investments, September 30, 2019 (unaudited)
Franklin Mutual Beacon Fund
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 85.8%
	Aerospace & Defense 2.5%
	BAE Systems PLC	United Kingdom	12,866,872	$90,165,636
	Auto Components 0.0%†
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	2,846,329	91,609
	Banks 10.4%
	JPMorgan Chase & Co.	United States	1,007,630	118,587,975
	Shinsei Bank Ltd.	Japan	2,479,882	36,103,540
	Standard Chartered PLC	United Kingdom	12,354,785	103,922,953
	Wells Fargo & Co.	United States	2,274,050	114,703,082
				373,317,550
	Biotechnology 1.6%
[a]	Celgene Corp.	United States	574,700	57,067,710
	Chemicals 2.3%
	BASF SE	Germany	1,114,194	77,864,763
[a,b,d]	Dow Corning Corp. (Revolver/Term Loan Claims), Contingent Distribution	United States	4,920,704	2,624,974
[a,b,d]	Dow Corning Corp. (Swap Agreement Claims), Contingent Distribution	United States	7,677,844	159,592
				80,649,329
	Communications Equipment 1.9%
	Cisco Systems Inc.	United States	1,409,942	69,665,234
	Consumer Finance 2.5%
	Capital One Financial Corp.	United States	1,003,098	91,261,856
	Diversified Telecommunication Services 1.9%
	Koninklijke KPN NV	Netherlands	21,459,679	66,915,652
	Electrical Equipment 3.7%
[a]	Sensata Technologies Holding PLC	United States	2,626,802	131,497,708
	Entertainment 3.6%
	The Walt Disney Co.	United States	994,700	129,629,304
	Equity Real Estate Investment Trusts (REITs) 2.7%
	Brixmor Property Group Inc.	United States	4,722,700	95,823,583
	Food Products 2.5%
	The Kraft Heinz Co.	United States	3,192,437	89,180,728
	Health Care Equipment & Supplies 3.9%
	Medtronic PLC	United States	1,281,090	139,151,996
	Hotels, Restaurants & Leisure 1.8%
	Sands China Ltd.	China	13,934,400	63,112,721
	Insurance 4.6%
	American International Group Inc.	United States	1,067,540	59,461,978
	The Hartford Financial Services Group Inc.	United States	1,712,700	103,806,747
				163,268,725
	Interactive Media & Services 2.1%
[a]	Baidu Inc., ADR	China	733,447	75,369,014
	IT Services 3.0%
	Cognizant Technology Solutions Corp., A	United States	1,811,030	109,141,723
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund (continued)
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Media 5.3%
[a]	Charter Communications Inc., A	United States	249,787	$102,942,219
[a]	Discovery Inc., C	United States	3,297,023	81,172,706
[a]	iHeartMedia Inc., A	United States	416,304	6,244,560
[a,b]	iHeartMedia Inc., B	United States	7,025	89,569
[a]	iHeartMedia Inc., wts., A, 5/01/39	United States	418	6,270
				190,455,324
	Oil, Gas & Consumable Fuels 4.1%
	Kinder Morgan Inc.	United States	3,973,230	81,888,270
	Royal Dutch Shell PLC, A	United Kingdom	2,206,089	64,678,799
				146,567,069
	Pharmaceuticals 11.5%
	Allergan PLC	United States	219,800	36,990,142
	Eli Lilly & Co.	United States	478,675	53,530,225
	GlaxoSmithKline PLC	United Kingdom	6,044,376	129,640,458
	Merck & Co. Inc.	United States	640,129	53,886,059
	Novartis AG, ADR	Switzerland	1,574,971	136,864,980
				410,911,864
	Software 4.7%
[a]	Check Point Software Technologies Ltd.	Israel	710,912	77,844,864
	Symantec Corp.	United States	3,805,771	89,930,369
				167,775,233
	Specialty Retail 0.1%
	Dufry AG	Switzerland	41,058	3,434,047
	Technology Hardware, Storage & Peripherals 2.9%
	Western Digital Corp.	United States	1,717,900	102,455,556
	Textiles, Apparel & Luxury Goods 2.0%
	Tapestry Inc.	United States	2,714,300	70,707,515
	Thrifts & Mortgage Finance 0.9%
	Indiabulls Housing Finance Ltd.	India	8,676,627	31,429,667
	Tobacco 3.3%
	British American Tobacco PLC	United Kingdom	3,149,881	116,464,348
	Total Common Stocks and Other Equity Interests (Cost $2,509,163,069)			3,065,510,701

	Preferred Stocks 6.3%
	Automobiles 2.6%
[e]	Porsche Automobil Holding SE, 3.702%, pfd.	Germany	1,451,423	94,439,780
	Technology Hardware, Storage & Peripherals 3.7%
[e]	Samsung Electronics Co. Ltd., 3.587%, pfd.	South Korea	3,967,965	130,706,944
	Total Preferred Stocks (Cost $153,150,089)			225,146,724
  |  2

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund (continued)
		Country	Principal Amount	Value
	Corporate Notes and Senior Floating Rate Interests 1.7%
	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	$16,691,000	$7,730,019
	senior note, 11.00%, 9/15/25	United States	23,907,000	10,922,511
[f]	Veritas U.S. Inc,
	Term Loan B1, 6.544%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	14,397,669	13,635,788
	Term Loan B1, 6.604%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	2,811,836	2,663,042
[g]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	2,766,000	2,747,863
	senior note, 144A, 10.50%, 2/01/24	United States	22,708,000	21,572,600
	Total Corporate Notes and Senior Floating Rate Interests (Cost $76,407,913)			59,271,823
	Corporate Notes in Reorganization (Cost $10,848) 0.0%
[b,c,h]	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848	—
			Shares
	Companies in Liquidation 0.0%†
[a,b,d]	Clear Channel Communications Inc., Contingent Distribution	United States	18,873,000	—
[a,b,d]	iHeartCommunications Inc., Contingent Distribution	United States	20,894,417	—
[a,b,d]	Tribune Media, Litigation Trust, Contingent Distribution	United States	497,704	—
[a,b,d]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	46,282,735	25,456
[a,b,d]	Walter Energy Inc., Litigation Trust, Contingent Distribution	United States	5,229,000	—
	Total Companies in Liquidation (Cost $1,456,992)			25,456
	Total Investments before Short Term Investments (Cost $2,740,188,911)			3,349,954,704
			Principal Amount
	Short Term Investments 5.6%
	U.S. Government and Agency Securities 5.6%
[i]	FHLB, 10/01/19	United States	$18,300,000	18,300,000
[i]	U.S. Treasury Bill,
	[j] 3/05/20	United States	24,000,000	23,815,383
	10/01/19 - 3/19/20	United States	158,100,000	157,561,252
	Total U.S. Government and Agency Securities (Cost $199,628,197)			199,676,635
	Total Investments (Cost $2,939,817,108) 99.4%			3,549,631,339
	Securities Sold Short (1.2)%			(43,556,112)
	Other Assets, less Liabilities 1.8%			65,667,016
	Net Assets 100.0%			$3,571,742,243
  |  3

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund (continued)
	Country	Shares	Value
Securities Sold Short (1.2)%
Common Stocks (1.2)%
Biotechnology (0.4)%
AbbVie Inc.	United States	190,347	$(14,413,075)
Pharmaceuticals (0.8)%
Bristol-Myers Squibb Co.	United States	574,700	(29,143,037)
Total Securities Sold Short (Proceeds $41,447,229)			$(43,556,112)

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The coupon rate shown represents the rate at period end.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $24,320,463, representing 0.7% of net assets.
[h]Defaulted security or security for which income has been deemed uncollectible.
[i]The security was issued on a discount basis with no stated coupon rate.
[j]A portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2019, the value of this security pledged amounted to $21,205,622, representing 0.6% of net assets.
At September 30, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	825	$113,050,781	12/16/19	$1,456,647
GBP/USD	Short	1,141	87,942,575	12/16/19	253,548
Total Futures Contracts					$1,710,195

*As of period end.

  |  4

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund (continued)
At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	2,733,227	$3,085,267	10/18/19	$ —	$(101,882)
Euro	BONY	Buy	316,502	361,513	10/18/19	—	(16,044)
Euro	HSBK	Buy	7,869,843	8,895,633	10/18/19	—	(305,504)
Euro	HSBK	Sell	7,410,000	8,502,975	10/18/19	414,777	—
Euro	SSBT	Buy	1,224,774	1,366,515	10/18/19	—	(29,644)
Euro	SSBT	Sell	11,994,511	13,572,389	10/18/19	480,084	—
Euro	UBSW	Buy	4,808,574	5,495,147	10/18/19	—	(246,470)
British Pound	BOFA	Buy	553,835	692,393	10/24/19	—	(10,776)
British Pound	HSBK	Buy	1,496,242	1,809,510	10/24/19	31,950	—
British Pound	SSBT	Sell	1,200,000	1,538,076	10/24/19	61,208	—
British Pound	UBSW	Sell	850,077	1,121,257	10/24/19	75,047	—
Japanese Yen	HSBK	Sell	2,897,974,530	27,325,398	10/28/19	465,516	—
Japanese Yen	UBSW	Sell	836,453,288	7,820,077	10/28/19	67,407	—
Euro	HSBK	Sell	29,868,571	33,854,798	11/07/19	1,203,054	—
Euro	UBSW	Sell	20,253,066	22,948,142	11/07/19	807,882	—
South Korean Won	HSBK	Sell	24,776,684,588	21,272,174	11/15/19	582,454	—
South Korean Won	UBSW	Buy	1,682,373,150	1,387,524	11/15/19	17,338	—
South Korean Won	UBSW	Sell	40,156,941,513	34,692,973	11/15/19	1,160,000	—
Euro	SSBT	Sell	20,098,703	22,799,969	11/21/19	808,375	—
British Pound	BOFA	Buy	158,970	198,956	11/22/19	—	(3,103)
British Pound	BOFA	Sell	3,519,340	4,454,641	11/22/19	118,781	—
British Pound	HSBK	Buy	384,817	478,778	11/22/19	—	(4,680)
British Pound	HSBK	Sell	1,685,481	2,158,528	11/22/19	82,000	—
British Pound	SSBT	Sell	42,890,060	54,647,298	11/22/19	1,806,346	—
British Pound	UBSW	Sell	400,000	511,002	11/22/19	18,199	—
Euro	BOFA	Sell	7,714,578	8,591,876	1/15/20	112,264	—
Euro	HSBK	Sell	6,535,383	7,314,720	1/15/20	131,240	—
Euro	SSBT	Sell	2,152,974	2,406,946	1/15/20	40,468	—
Euro	UBSW	Sell	21,283,207	23,861,241	1/15/20	467,436	—
British Pound	BOFA	Sell	1,326,025	1,662,636	1/16/20	25,127	—
British Pound	HSBK	Sell	23,938,359	30,260,694	1/16/20	699,193	—
South Korean Won	HSBK	Sell	39,913,553,071	33,423,564	1/17/20	28,727	—
South Korean Won	UBSW	Sell	52,909,145,306	44,710,929	1/17/20	442,952	—
British Pound	BOFA	Sell	9,776,019	12,101,929	2/14/20	18,901	—
British Pound	HSBK	Sell	757,672	948,307	2/14/20	11,835	—
British Pound	HSBK	Sell	15,660,181	19,075,369	2/14/20	—	(280,405)
British Pound	SSBT	Sell	3,606,692	4,476,273	2/14/20	18,452	—
British Pound	SSBT	Sell	15,660,181	19,075,510	2/14/20	—	(280,264)
British Pound	UBSW	Sell	1,778,621	2,215,187	2/14/20	16,835	—
Total Forward Exchange Contracts						$10,213,848	$(1,278,772)
Net unrealized appreciation (depreciation)						$8,935,076

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  5

Franklin Mutual Series Funds
Statement of Investments, September 30, 2019 (unaudited)
Franklin Mutual European Fund
	Country	Shares	Value
Common Stocks 86.1%
Aerospace & Defense 2.2%
BAE Systems PLC	United Kingdom	4,553,139	$31,906,486
Auto Components 2.6%
Cie Generale des Etablissements Michelin SCA	France	342,111	38,181,557
Banks 8.1%
AIB Group PLC	Ireland	5,555,365	16,493,254
ING Groep NV	Netherlands	3,059,161	32,021,460
Standard Chartered PLC	United Kingdom	4,960,260	41,723,499
UniCredit SpA	Italy	2,221,742	26,200,376
			116,438,589
Capital Markets 2.1%
Credit Suisse Group AG	Switzerland	1,122,527	13,760,262
Deutsche Bank AG	Germany	2,148,475	16,089,291
			29,849,553
Chemicals 2.4%
BASF SE	Germany	497,440	34,763,289
Commercial Services & Supplies 1.3%
G4S PLC	United Kingdom	8,137,683	18,928,453
Construction Materials 6.1%
HeidelbergCement AG	Germany	500,319	36,164,141
LafargeHolcim Ltd., B	Switzerland	1,045,631	51,459,167
			87,623,308
Diversified Telecommunication Services 5.9%
Hellenic Telecommunications Organization SA	Greece	3,390,344	46,706,517
Koninklijke KPN NV	Netherlands	12,263,002	38,238,539
			84,945,056
Electric Utilities 1.8%
Enel SpA	Italy	3,449,732	25,758,820
Electrical Equipment 2.3%
Osram Licht AG	Germany	764,465	33,619,232
Energy Equipment & Services 1.1%
The Drilling Co. of 1972 AS	Denmark	30,714	1,722,624
Tenaris SA, ADR	Italy	635,416	13,458,111
			15,180,735
Health Care Providers & Services 0.8%
Fresenius SE and Co. KGaA	Germany	241,947	11,311,327
Hotels, Restaurants & Leisure 2.9%
Accor SA	France	1,001,794	41,763,463
Household Durables 2.2%
Husqvarna AB, B	Sweden	2,085,623	15,862,055
JM AB	Sweden	637,087	16,280,480
			32,142,535
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  6

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Insurance 10.6%
	ASR Nederland NV	Netherlands	852,316	$31,463,170
	Direct Line Insurance Group PLC	United Kingdom	10,211,469	37,687,048
	Lancashire Holdings Ltd.	United Kingdom	1,618,340	14,712,998
	NN Group NV	Netherlands	855,360	30,335,637
	RSA Insurance Group PLC	United Kingdom	5,917,210	38,861,010
				153,059,863
	Machinery 4.6%
	CNH Industrial NV	United Kingdom	2,270,191	23,109,785
	CNH Industrial NV, special voting	United Kingdom	833,461	8,484,354
	Vossloh AG	Germany	500,980	20,639,484
	Weir Group PLC	United Kingdom	848,675	14,873,112
				67,106,735
	Oil, Gas & Consumable Fuels 8.3%
	BP PLC	United Kingdom	5,184,495	32,876,154
[a]	Cairn Energy PLC	United Kingdom	11,140,689	26,283,321
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	370,119	10,851,263
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,095,418	32,105,493
	Saras SpA	Italy	10,256,302	17,549,999
				119,666,230
	Pharmaceuticals 6.9%
	GlaxoSmithKline PLC	United Kingdom	2,850,731	61,142,800
	Novartis AG	Switzerland	447,966	38,840,775
				99,983,575
	Road & Rail 0.0%
[a,b,c,d]	Euro Wagon LP	Jersey Islands	16,127,149	—
	Semiconductors & Semiconductor Equipment 0.7%
	BE Semiconductor Industries NV	Netherlands	309,490	9,691,006
	Software 1.9%
	Avast PLC	United Kingdom	5,837,250	27,844,103
	Specialty Retail 2.4%
	Dufry AG	Switzerland	270,752	22,645,403
	Hornbach Holding AG & Co. KGaA	Germany	213,786	12,116,279
				34,761,682
	Tobacco 2.3%
	British American Tobacco PLC	United Kingdom	881,269	32,584,221
	Trading Companies & Distributors 4.1%
	Kloeckner & Co. SE	Germany	3,031,653	18,387,864
	Rexel SA	France	3,855,030	41,251,280
				59,639,144
	Wireless Telecommunication Services 2.5%
	Vodafone Group PLC	United Kingdom	18,316,426	36,479,507
	Total Common Stocks (Cost $1,331,267,174)			1,243,228,469
  |  7

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund (continued)
		Country	Shares	Value
	Preferred Stocks 4.9%
	Auto Components 1.8%
[e]	Schaeffler AG, 7.808%, pfd.	Germany	3,471,085	$26,648,405
	Automobiles 3.1%
[e]	Volkswagen AG, 3.114%, pfd.	Germany	258,663	43,995,935
	Total Preferred Stocks (Cost $84,610,917)			70,644,340
	Total Investments before Short Term Investments (Cost $1,415,878,091)			1,313,872,809
			Principal Amount
	Short Term Investments 6.1%
	U.S. Government and Agency Securities 6.1%
[f]	FHLB, 10/01/19	United States	$34,800,000	34,800,000
[f]	U.S. Treasury Bill,
	1/02/20	United States	15,000,000	14,930,192
	[g] 2/20/20	United States	10,000,000	9,929,592
	10/01/19 - 3/19/20	United States	27,700,000	27,523,155
	Total U.S. Government and Agency Securities (Cost $87,159,805)			87,182,939
	Total Investments (Cost $1,503,037,896) 97.1%			1,401,055,748
	Other Assets, less Liabilities 2.9%			42,241,752
	Net Assets 100.0%			$1,443,297,500

[a]Non-income producing.
[b]See Note 7 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 5 regarding restricted securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The security was issued on a discount basis with no stated coupon rate.
[g]A portion or all of the security has been segregated as collateral for open forward exchange contracts. At September 30, 2019, the value of this security pledged amounted to $111,211, representing less than 0.1% of net assets.
  |  8

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund (continued)
At September 30, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	2,644	$362,310,625	12/16/19	$4,959,353
GBP/USD	Short	1,900	146,442,500	12/16/19	356,607
Total Futures Contracts					$5,315,960

*As of period end.

At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	11,185,216	$12,580,386	10/18/19	$ —	$(371,446)
Euro	HSBK	Buy	10,820,617	12,171,288	10/18/19	—	(360,317)
Euro	SSBT	Sell	22,005,834	24,900,701	10/18/19	880,790	—
British Pound	BOFA	Buy	442,247	541,131	10/24/19	3,152	—
British Pound	BONY	Sell	48,931,671	64,235,626	10/24/19	4,014,261	—
British Pound	HSBK	Buy	104,980	126,960	10/24/19	2,242	—
British Pound	UBSW	Buy	1,623,766	1,974,459	10/24/19	23,947	—
Swedish Krona	HSBK	Buy	5,266,790	547,277	10/31/19	—	(11,157)
Swedish Krona	SSBT	Buy	135,335,731	14,022,755	10/31/19	—	(246,597)
Swedish Krona	SSBT	Sell	474,382,058	50,242,490	10/31/19	1,953,968	—
Swedish Krona	UBSW	Buy	15,327,796	1,588,193	10/31/19	—	(27,939)
Euro	BOFA	Buy	11,678,310	13,126,248	11/07/19	—	(359,745)
Euro	HSBK	Buy	2,903,513	3,242,658	11/07/19	—	(68,593)
Euro	HSBK	Sell	66,817,727	75,734,740	11/07/19	2,690,894	—
Euro	SSBT	Buy	2,354,197	2,630,443	11/07/19	—	(56,881)
Euro	UBSW	Sell	37,157,462	42,102,005	11/07/19	1,482,187	—
Swiss Franc	HSBK	Buy	23,202,527	23,525,939	11/13/19	—	(189,024)
Swiss Franc	HSBK	Sell	74,490,602	75,378,943	11/13/19	456,895	—
Swiss Franc	UBSW	Sell	584,261	591,663	11/13/19	4,018	—
Euro	BOFA	Sell	4,604,033	5,232,074	11/21/19	194,434	—
Euro	HSBK	Sell	5,947,562	6,760,090	11/21/19	252,390	—
Euro	SSBT	Sell	61,997,033	70,329,434	11/21/19	2,493,535	—
Euro	UBSW	Sell	3,913,063	4,432,997	11/21/19	151,402	—
British Pound	BOFA	Sell	291,225	373,278	11/22/19	14,486	—
British Pound	HSBK	Sell	904,061	1,157,795	11/22/19	43,983	—
British Pound	SSBT	Sell	17,504,525	22,302,953	11/22/19	737,216	—
British Pound	UBSW	Sell	2,000,846	2,546,675	11/22/19	81,613	—
Euro	BOFA	Sell	15,475,377	17,408,667	1/15/20	398,638	—
Euro	HSBK	Sell	7,149,414	8,005,968	1/15/20	147,566	—
Euro	SSBT	Sell	75,386,886	85,958,505	1/15/20	3,095,707	—
Euro	UBSW	Sell	85,822,416	97,719,094	1/15/20	3,385,903	—
  |  9

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	HSBK	Sell	14,381,140	$18,183,586	1/16/20	$424,303	$ —
British Pound	HSBK	Sell	1,900,000	2,392,482	2/14/20	44,107	—
British Pound	HSBK	Sell	48,750,912	59,382,560	2/14/20	—	(872,916)
British Pound	SSBT	Sell	48,750,912	59,382,998	2/14/20	—	(872,477)
British Pound	UBSW	Sell	2,000,000	2,509,400	2/14/20	37,427	—
Total Forward Exchange Contracts						$23,015,064	$(3,437,092)
Net unrealized appreciation (depreciation)						$19,577,972

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  10

Franklin Mutual Series Funds
Statement of Investments, September 30, 2019 (unaudited)
Franklin Mutual Financial Services Fund
		Country	Shares	Value
	Common Stocks 90.0%
	Banks 32.8%
[a]	AB&T Financial Corp.	United States	226,100	$110,789
	AIB Group PLC	Ireland	2,267,537	6,732,062
	Barclays PLC	United Kingdom	2,441,940	4,515,190
	CIT Group Inc.	United States	88,130	3,993,170
	Citigroup Inc.	United States	173,610	11,992,979
	Citizens Financial Group Inc.	United States	473,400	16,744,158
[b]	Credito Valtellinese SpA	Italy	117,345,631	7,993,438
	First Horizon National Corp.	United States	285,029	4,617,470
	ING Groep NV	Netherlands	1,200,685	12,568,049
	JPMorgan Chase & Co.	United States	158,480	18,651,511
	Shinsei Bank Ltd.	Japan	969,311	14,111,784
	Southern National Bancorp of Virginia Inc.	United States	649,760	9,999,806
	Standard Chartered PLC	United Kingdom	1,669,844	14,045,985
	Synovus Financial Corp.	United States	121,311	4,338,081
	UniCredit SpA	Italy	362,001	4,268,976
	Wells Fargo & Co.	United States	313,670	15,821,515
				150,504,963
	Capital Markets 4.0%
	Credit Suisse Group AG	Switzerland	712,449	8,733,407
	Deutsche Bank AG	Germany	991,436	7,424,569
	Guotai Junan Securities Co. Ltd.	China	1,396,063	2,173,027
				18,331,003
	Consumer Finance 3.9%
	Capital One Financial Corp.	United States	127,610	11,609,958
	Sun Hung Kai & Co. Ltd.	Hong Kong	14,145,704	6,118,212
				17,728,170
	Diversified Financial Services 5.2%
	Voya Financial Inc.	United States	436,050	23,738,562
	Equity Real Estate Investment Trusts (REITs) 1.8%
	Brixmor Property Group Inc.	United States	402,700	8,170,783
	Household Durables 1.4%
	Cairn Homes PLC	Ireland	5,428,109	6,590,531
	Insurance 38.7%
[b]	Alleghany Corp.	United States	24,037	19,175,757
	American International Group Inc.	United States	412,258	22,962,771
	ASR Nederland NV	Netherlands	340,115	12,555,315
[b]	Brighthouse Financial Inc.	United States	86,800	3,512,796
	China Pacific Insurance Group Co. Ltd., H	China	1,238,600	4,551,178
	Chubb Ltd.	United States	34,050	5,497,032
	Direct Line Insurance Group PLC	United Kingdom	3,006,354	11,095,427
	Everest Re Group Ltd.	United States	86,000	22,883,740
	The Hartford Financial Services Group Inc.	United States	416,772	25,260,551
	Lancashire Holdings Ltd.	United Kingdom	603,347	5,485,277
	MetLife Inc.	United States	162,470	7,662,085
	NN Group NV	Netherlands	352,791	12,511,855
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  11

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Insurance (continued)
	RSA Insurance Group PLC	United Kingdom	1,959,394	$12,868,232
	Sabre Insurance Group PLC	United Kingdom	1,060,714	3,846,923
	T&D Holdings Inc.	Japan	768,169	8,135,351
				178,004,290
	Real Estate Management & Development 1.5%
[b]	Dolphin Capital Investors Ltd.	Greece	3,979,650	241,205
	Kenedix Inc.	Japan	1,350,600	6,808,278
				7,049,483
	Thrifts & Mortgage Finance 0.7%
	Indiabulls Housing Finance Ltd.	India	907,348	3,286,720
	Total Common Stocks (Cost $428,183,520)			413,404,505
			Principal Amount
	Short Term Investments 9.0%
	U.S. Government and Agency Securities 9.0%
[c]	FHLB, 10/01/19	United States	$13,300,000	13,300,000
[c]	U.S. Treasury Bill,
	[d] 2/06/20	United States	2,500,000	2,484,119
	10/01/19 - 3/26/20	United States	25,700,000	25,614,229
	Total U.S. Government and Agency Securities (Cost $41,385,582)			41,398,348
	Total Investments (Cost $469,569,102) 99.0%			454,802,853
	Other Assets, less Liabilities 1.0%			4,524,961
	Net Assets 100.0%			$459,327,814

[a]See Note 7 regarding holdings of 5% voting securities.
[b]Non-income producing.
[c]The security was issued on a discount basis with no stated coupon rate.
[d]A portion or all of the security has been segregated as collateral for open forward exchange contracts. At September 30, 2019, the value of this security pledged amounted to $111,288, representing less than 0.1% of net assets.
  |  12

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund (continued)
At September 30, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	154	$21,102,813	12/16/19	$271,167
GBP/USD	Short	134	10,328,050	12/16/19	19,857
Total Futures Contracts					$291,024

*As of period end.

At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	2,627,889	$2,945,851	10/18/19	$ —	$(77,446)
Euro	BONY	Sell	109,502	125,652	10/18/19	6,127	—
Euro	HSBK	Buy	623,759	701,607	10/18/19	—	(20,759)
Euro	HSBK	Sell	274,739	304,589	10/18/19	4,705	—
Euro	SSBT	Sell	2,674,771	3,028,382	10/18/19	108,804	—
Euro	UBSW	Sell	192,635	213,823	10/18/19	3,557	—
British Pound	HSBK	Buy	350,000	423,279	10/24/19	7,474	—
British Pound	UBSW	Sell	350,000	459,389	10/24/19	28,635	—
Japanese Yen	HSBK	Buy	274,625,611	2,548,965	10/28/19	—	(3,598)
Japanese Yen	HSBK	Sell	3,344,395,446	31,519,852	10/28/19	522,318	—
Japanese Yen	UBSW	Sell	77,947,042	726,339	10/28/19	3,886	—
Euro	BOFA	Buy	3,189,658	3,588,563	11/07/19	—	(101,689)
Euro	HSBK	Buy	3,937,397	4,434,140	11/07/19	—	(129,852)
Euro	HSBK	Sell	7,705,877	8,734,249	11/07/19	310,334	—
Euro	SSBT	Buy	167,404	187,048	11/07/19	—	(4,045)
Euro	UBSW	Buy	80,830	90,016	11/07/19	—	(1,655)
Euro	UBSW	Sell	4,331,528	4,907,924	11/07/19	172,782	—
Swiss Franc	HSBK	Buy	4,494,489	4,552,466	11/13/19	—	(31,944)
Swiss Franc	HSBK	Sell	12,842,116	12,995,783	11/13/19	79,286	—
Swiss Franc	UBSW	Sell	391,847	397,546	11/13/19	3,429	—
Euro	BOFA	Sell	689,809	783,828	11/21/19	29,053	—
Euro	HSBK	Sell	1,287,232	1,463,205	11/21/19	54,742	—
Euro	SSBT	Sell	7,053,194	8,001,143	11/21/19	283,681	—
Euro	UBSW	Sell	12,270	14,072	11/21/19	646	—
British Pound	BOFA	Buy	81,013	101,390	11/22/19	—	(1,581)
British Pound	HSBK	Buy	289,877	360,656	11/22/19	—	(3,525)
British Pound	HSBK	Buy	895,000	1,083,496	11/22/19	19,152	—
British Pound	SSBT	Sell	3,166,961	4,035,105	11/22/19	133,379	—
Euro	BOFA	Sell	682,670	760,509	1/15/20	10,140	—
Euro	HSBK	Sell	723,672	809,545	1/15/20	14,108	—
Euro	SSBT	Sell	14,314,543	16,323,435	1/15/20	589,359	—
  |  13

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW	Sell	15,060,699	$17,157,860	1/15/20	$603,633	$ —
British Pound	HSBK	Sell	825,467	1,043,725	1/16/20	24,355	—
British Pound	HSBK	Sell	12,566,046	15,306,462	2/14/20	—	(225,003)
British Pound	SSBT	Sell	775,000	961,153	2/14/20	3,263	—
British Pound	SSBT	Sell	12,566,046	15,306,575	2/14/20	—	(224,890)
British Pound	UBSW	Sell	500,000	627,335	2/14/20	9,342	—
Total Forward Exchange Contracts						$3,026,190	$(825,987)
Net unrealized appreciation (depreciation)						$2,200,203

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  14

Franklin Mutual Series Funds
Statement of Investments, September 30, 2019 (unaudited)
Franklin Mutual Global Discovery Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 91.4%
	Aerospace & Defense 1.0%
	BAE Systems PLC	United Kingdom	21,584,405	$151,254,447
	Auto Components 0.3%
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	3,819,425	122,928
	Toyo Tire Corp.	Japan	3,529,487	44,593,990
				44,716,918
	Automobiles 1.3%
	General Motors Co.	United States	5,350,852	200,549,933
	Banks 10.9%
	CIT Group Inc.	United States	2,644,958	119,843,047
	Citigroup Inc.	United States	4,720,240	326,074,179
	Citizens Financial Group Inc.	United States	6,918,710	244,714,773
	First Horizon National Corp.	United States	7,743,203	125,439,889
	ING Groep NV	Netherlands	12,428,617	130,095,296
	JPMorgan Chase & Co.	United States	1,959,756	230,643,684
	Standard Chartered PLC	United Kingdom	21,632,144	181,959,967
	Wells Fargo & Co.	United States	5,713,404	288,184,098
				1,646,954,933
	Biotechnology 1.5%
[a]	Celgene Corp.	United States	2,290,100	227,406,930
	Building Products 1.8%
	Johnson Controls International PLC	United States	6,119,300	268,576,077
	Capital Markets 1.8%
	Credit Suisse Group AG	Switzerland	12,875,441	157,830,899
	Deutsche Bank AG	Germany	6,644,039	49,755,232
	Guotai Junan Securities Co. Ltd.	China	41,520,689	64,628,588
				272,214,719
	Chemicals 1.4%
	BASF SE	Germany	2,946,786	205,934,329
[a,b,d]	Dow Corning Corp. (Revolver/Term Loan Claims), Contingent Distribution	United States	4,491,480	2,396,003
[a,b,d]	Dow Corning Corp. (Swap Agreement Claims), Contingent Distribution	United States	6,938,673	144,227
				208,474,559
	Communications Equipment 0.9%
	Cisco Systems Inc.	United States	2,838,530	140,251,767
	Construction Materials 1.2%
	LafargeHolcim Ltd., B	Switzerland	3,691,245	181,659,107
	Consumer Finance 1.3%
	Capital One Financial Corp.	United States	2,190,465	199,288,506
	Containers & Packaging 1.0%
	International Paper Co.	United States	3,679,148	153,861,969
	Diversified Financial Services 1.2%
	Voya Financial Inc.	United States	3,426,353	186,530,657
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  15

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Telecommunication Services 1.1%
	Koninklijke KPN NV	Netherlands	53,238,928	$166,009,827
	Electric Utilities 1.8%
	Enel SpA	Italy	35,467,276	264,830,768
	Energy Equipment & Services 1.1%
	Schlumberger Ltd.	United States	4,741,000	161,999,970
	Entertainment 3.0%
	The Walt Disney Co.	United States	3,518,115	458,480,747
	Food & Staples Retailing 1.0%
	Walgreens Boots Alliance Inc.	United States	2,833,972	156,746,991
	Food Products 1.2%
	The Kraft Heinz Co.	United States	6,492,200	181,359,607
	Health Care Equipment & Supplies 2.9%
	Medtronic PLC	United States	3,987,784	433,153,098
	Health Care Providers & Services 1.7%
	CVS Health Corp.	United States	3,993,966	251,899,436
	Hotels, Restaurants & Leisure 2.4%
	Accor SA	France	5,757,306	240,014,451
	Sands China Ltd.	China	25,499,100	115,492,421
				355,506,872
	Independent Power & Renewable Electricity Producers 0.7%
	Vistra Energy Corp.	United States	3,709,858	99,164,504
	Industrial Conglomerates 1.0%
	General Electric Co.	United States	16,950,050	151,533,447
	Insurance 10.0%
[a]	Alleghany Corp.	United States	76,761	61,236,855
	American International Group Inc.	United States	5,102,618	284,215,823
	China Pacific Insurance Group Co. Ltd., H	China	44,491,587	163,482,273
	Chubb Ltd.	United States	1,032,198	166,638,045
	Everest Re Group Ltd.	United States	282,300	75,117,207
	The Hartford Financial Services Group Inc.	United States	5,478,587	332,057,158
	NN Group NV	Netherlands	7,550,480	267,780,376
	RSA Insurance Group PLC	United Kingdom	13,308,282	87,401,542
	T&D Holdings Inc.	Japan	6,611,212	70,016,536
				1,507,945,815
	IT Services 1.4%
	Cognizant Technology Solutions Corp., A	United States	3,420,390	206,129,803
	Machinery 0.9%
	CNH Industrial NV	United Kingdom	5,804,196	59,084,775
	CNH Industrial NV, special voting	United Kingdom	7,338,645	74,704,952
				133,789,727
  |  16

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Media 3.2%
[a]	Charter Communications Inc., A	United States	724,260	$298,482,031
[a]	Cumulus Media Inc., wts., 6/04/38	United States	229,825	2,958,997
[a]	DISH Network Corp., A	United States	4,143,726	141,176,745
[a]	iHeartMedia Inc., A	United States	2,634,302	39,514,530
[a,b]	iHeartMedia Inc., B	United States	44,430	566,482
[a]	iHeartMedia Inc., wts., A, 5/01/39	United States	292	4,380
				482,703,165
	Oil, Gas & Consumable Fuels 10.9%
	BP PLC	United Kingdom	36,756,840	233,084,139
	Caltex Australia Ltd.	Australia	1,862,166	33,080,791
	Canadian Natural Resources Ltd.	Canada	7,822,700	208,223,345
	Crescent Point Energy Corp.	Canada	19,234,400	82,206,980
	JXTG Holdings Inc.	Japan	22,697,867	103,375,385
	Kinder Morgan Inc.	United States	15,908,858	327,881,563
	Occidental Petroleum Corp.	United States	2,112,356	93,936,471
	Plains All American Pipeline LP	United States	5,573,200	115,643,900
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	3,604,896	105,689,455
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	6,164,658	180,679,323
	The Williams Cos. Inc.	United States	6,364,035	153,118,682
				1,636,920,034
	Pharmaceuticals 9.0%
	Allergan PLC	United States	739,800	124,500,942
	Eli Lilly & Co.	United States	1,678,874	187,748,480
	GlaxoSmithKline PLC	United Kingdom	19,924,824	427,349,872
	Merck & Co. Inc.	United States	2,179,073	183,434,365
	Novartis AG, ADR	Switzerland	5,028,476	436,974,564
				1,360,008,223
	Semiconductors & Semiconductor Equipment 1.0%
[a]	Renesas Electronics Corp.	Japan	23,512,917	152,671,394
	Software 3.3%
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	401,411	421,482
[a]	Check Point Software Technologies Ltd.	Israel	2,433,172	266,432,334
	Symantec Corp.	United States	9,568,159	226,095,597
				492,949,413
	Specialty Retail 0.6%
	Dufry AG	Switzerland	1,124,346	94,039,078
	Technology Hardware, Storage & Peripherals 4.6%
	Hewlett Packard Enterprise Co.	United States	10,039,360	152,297,091
	Samsung Electronics Co. Ltd.	South Korea	8,138,650	332,908,678
	Western Digital Corp.	United States	3,527,471	210,378,371
				695,584,140
  |  17

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Tobacco 3.0%
	Altria Group Inc.	United States	2,606,727	$106,615,134
	British American Tobacco PLC	United Kingdom	5,783,513	213,840,799
	British American Tobacco PLC, ADR	United Kingdom	2,178,905	80,401,595
	Imperial Brands PLC	United Kingdom	1,937,431	43,545,488
				444,403,016
	Total Common Stocks and Other Equity Interests (Cost $11,308,596,118)			13,769,569,597

	Preferred Stocks (Cost $391,187,079) 2.1%
	Automobiles 2.1%
[e]	Volkswagen AG, 3.114%, pfd.	Germany	1,896,164	322,518,133
			Principal Amount
	Corporate Notes 0.8%
	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	$117,895,000	54,600,122
	senior note, 11.00%, 9/15/25	United States	133,179,000	60,846,155
	Total Corporate Notes (Cost $232,280,614)			115,446,277
	Corporate Notes in Reorganization (Cost $8,893) 0.0%
[b,c,f]	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	8,893	—
			Shares
	Companies in Liquidation 0.0%†
[a,b,d]	Avaya Holdings Corp., Contingent Distribution	United States	123,916,000	—
[a,b,d]	Avaya Inc., Contingent Distribution	United States	168,607,601	—
[a,b,d]	Clear Channel Communications Inc., Contingent Distribution	United States	95,618,000	—
[a,b,d]	iHeartCommunications Inc., Contingent Distribution	United States	155,900,649	—
[a,b,d]	NewPage Corp., Litigation Trust, Contingent Distribution	United States	145,817,000	—
[a,b,d]	Tribune Media, Litigation Trust, Contingent Distribution	United States	1,288,287	—
[a,b,d]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	142,325,613	78,279
[a,b,d]	Walter Energy Inc., Litigation Trust, Contingent Distribution	United States	30,996,000	—
	Total Companies in Liquidation (Cost $4,503,161)			78,279
	Total Investments before Short Term Investments (Cost $11,936,575,865)			14,207,612,286
  |  18

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
		Country	Principal Amount	Value
	Short Term Investments 5.0%
	U.S. Government and Agency Securities 5.0%
[g]	FHLB, 10/01/19	United States	$83,800,000	$83,800,000
[g]	U.S. Treasury Bill,
	[h] 2/20/20 - 3/05/20	United States	100,000,000	99,263,339
	10/01/19 - 3/26/20	United States	571,300,000	569,326,827
	Total U.S. Government and Agency Securities (Cost $752,144,137)			752,390,166
	Total Investments (Cost $12,688,720,002) 99.3%			14,960,002,452
	Securities Sold Short (1.0)%			(153,029,179)
	Other Assets, less Liabilities 1.7%			254,619,979
	Net Assets 100.0%			$15,061,593,252
			Shares
	Securities Sold Short (1.0)%
	Common Stocks (1.0)%
	Biotechnology (0.3)%
	AbbVie Inc.	United States	640,667	(48,511,305)
	Pharmaceuticals (0.7)%
	Bristol-Myers Squibb Co.	United States	2,061,090	(104,517,874)
	Total Securities Sold Short (Proceeds $145,628,604)			$(153,029,179)

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]Defaulted security or security for which income has been deemed uncollectible.
[g]The security was issued on a discount basis with no stated coupon rate.
[h]A portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2019, the aggregate value of these securities pledged amounted to $73,793,952, representing 0.5% of net assets.
  |  19

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
At September 30, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	6,716	$920,301,875	12/16/19	$12,473,329
GBP/USD	Short	4,757	366,645,775	12/16/19	1,050,278
Total Futures Contracts					$13,523,607

*As of period end.

At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	10,808,201	$12,133,241	10/18/19	$ —	$(335,823)
Euro	BONY	Sell	151,927,258	174,333,490	10/18/19	8,501,136	—
Euro	HSBK	Buy	23,187,000	26,002,731	10/18/19	—	(693,548)
Euro	SSBT	Buy	5,550,627	6,192,990	10/18/19	—	(134,344)
Euro	SSBT	Sell	213,607,953	244,129,496	10/18/19	10,971,140	—
Australian Dollar	HSBK	Sell	8,946,082	6,040,550	10/28/19	—	(4,046)
Australian Dollar	HSBK	Sell	38,105,640	25,868,214	10/28/19	121,395	—
Japanese Yen	HSBK	Sell	7,199,114,748	67,837,936	10/28/19	1,112,931	—
Japanese Yen	UBSW	Sell	230,520,805	2,148,076	10/28/19	11,494	—
Euro	HSBK	Sell	170,306,881	193,035,284	11/07/19	6,859,097	—
Euro	UBSW	Sell	104,149,571	118,008,754	11/07/19	4,154,459	—
Swiss Franc	HSBK	Buy	5,111,369	5,178,188	11/13/19	—	(37,215)
Swiss Franc	HSBK	Sell	158,303,277	160,208,121	11/13/19	987,959	—
Swiss Franc	UBSW	Sell	4,746,270	4,815,299	11/13/19	41,538	—
South Korean Won	HSBK	Sell	74,874,809,919	64,275,498	11/15/19	1,751,441	—
South Korean Won	UBSW	Buy	9,766,380,000	8,054,746	11/15/19	100,649	—
South Korean Won	UBSW	Sell	86,792,161,664	75,086,220	11/15/19	2,610,602	—
Euro	BOFA	Sell	7,795,247	8,941,227	11/21/19	411,825	—
Euro	SSBT	Sell	138,284,571	156,870,017	11/21/19	5,561,838	—
Euro	UBSW	Sell	52,916,515	60,341,904	11/21/19	2,441,723	—
British Pound	BOFA	Buy	4,971,029	6,221,392	11/22/19	—	(97,038)
British Pound	HSBK	Buy	1,000,000	1,210,610	11/22/19	21,399	—
British Pound	SSBT	Sell	5,971,029	7,607,838	11/22/19	251,474	—
Euro	BOFA	Sell	16,558,799	18,452,600	1/15/20	251,709	—
Euro	HSBK	Sell	10,725,152	11,989,054	1/15/20	200,318	—
Euro	SSBT	Sell	29,172,597	33,058,267	1/15/20	992,703	—
Euro	UBSW	Sell	53,358,127	60,016,177	1/15/20	1,366,670	—
British Pound	HSBK	Buy	1,589,771	1,982,508	1/16/20	—	(19,299)
British Pound	HSBK	Sell	107,887,669	136,390,754	1/16/20	3,160,176	—
South Korean Won	HSBK	Sell	66,419,954,127	55,648,364	1/17/20	76,175	—
South Korean Won	UBSW	Sell	169,693,662,365	143,511,124	1/17/20	1,531,980	—
  |  20

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	HSBK	Sell	25,703,449	$31,308,883	2/14/20	$ —	$(460,236)
British Pound	SSBT	Sell	25,703,449	31,309,114	2/14/20	—	(460,005)
British Pound	UBSW	Sell	11,693,465	14,536,127	2/14/20	83,161	—
Total Forward Exchange Contracts						$53,574,992	$(2,241,554)
Net unrealized appreciation (depreciation)						$51,333,438

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  21

Franklin Mutual Series Funds
Statement of Investments, September 30, 2019 (unaudited)
Franklin Mutual International Fund
		Country	Shares	Value
	Common Stocks 91.8%
	Aerospace & Defense 1.5%
	BAE Systems PLC	United Kingdom	229,000	$1,604,736
	Auto Components 1.5%
	Cie Generale des Etablissements Michelin SCA	France	14,989	1,672,859
	Automobiles 1.7%
	Peugeot SA	France	75,021	1,870,792
	Banks 10.7%
	AIB Group PLC	Ireland	516,975	1,534,841
[a]	Credito Valtellinese SpA	Italy	28,038,943	1,909,978
	ING Groep NV	Netherlands	252,834	2,646,514
	Shinsei Bank Ltd.	Japan	194,627	2,833,491
	Standard Chartered PLC	United Kingdom	351,156	2,953,768
				11,878,592
	Capital Markets 3.1%
	Credit Suisse Group AG	Switzerland	129,527	1,587,780
	Deutsche Bank AG	Germany	254,188	1,903,538
				3,491,318
	Chemicals 2.2%
	BASF SE	Germany	34,111	2,383,826
	Construction Materials 2.0%
	LafargeHolcim Ltd., B	Switzerland	44,425	2,186,310
	Consumer Finance 1.1%
	Sun Hung Kai & Co. Ltd.	Hong Kong	2,877,748	1,244,666
	Diversified Financial Services 2.9%
	Metro Pacific Investments Corp.	Philippines	33,698,700	3,238,509
	Diversified Telecommunication Services 1.6%
	Koninklijke KPN NV	Netherlands	555,623	1,732,546
	Hotels, Restaurants & Leisure 2.9%
	Accor SA	France	44,182	1,841,889
	Sands China Ltd.	China	312,200	1,414,039
				3,255,928
	Household Durables 1.7%
	Cairn Homes PLC	Ireland	1,544,268	1,874,971
	Insurance 16.6%
	ASR Nederland NV	Netherlands	51,344	1,895,359
	China Pacific Insurance Group Co. Ltd., H	China	608,045	2,234,233
	Direct Line Insurance Group PLC	United Kingdom	668,514	2,467,257
	Lancashire Holdings Ltd.	United Kingdom	171,764	1,561,578
	NN Group NV	Netherlands	89,506	3,174,361
	RSA Insurance Group PLC	United Kingdom	496,439	3,260,341
	Sabre Insurance Group PLC	United Kingdom	400,240	1,451,562
	T&D Holdings Inc.	Japan	225,033	2,383,229
				18,427,920
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  22

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual International Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Interactive Media & Services 3.7%
[a]	Baidu Inc., ADR	China	16,131	$1,657,621
	Z Holdings Corp.	Japan	886,800	2,493,523
				4,151,144
	Oil, Gas & Consumable Fuels 13.9%
	BP PLC	United Kingdom	495,900	3,144,624
	Caltex Australia Ltd.	Australia	30,065	534,095
	Canadian Natural Resources Ltd.	Canada	84,900	2,259,854
	Crescent Point Energy Corp.	Canada	585,600	2,502,829
	JXTG Holdings Inc.	Japan	693,300	3,157,572
	Royal Dutch Shell PLC, B	United Kingdom	79,534	2,342,787
	Saras SpA	Italy	877,091	1,500,828
				15,442,589
	Pharmaceuticals 6.5%
	GlaxoSmithKline PLC	United Kingdom	185,828	3,985,660
	Novartis AG	Switzerland	36,835	3,193,769
				7,179,429
	Real Estate Management & Development 1.1%
	Kenedix Inc.	Japan	243,134	1,225,621
	Semiconductors & Semiconductor Equipment 3.0%
[a]	Renesas Electronics Corp.	Japan	504,462	3,275,515
	Specialty Retail 3.3%
	Dufry AG	Switzerland	22,887	1,914,244
	Hornbach Holding AG & Co. KGaA	Germany	31,290	1,773,354
				3,687,598
	Technology Hardware, Storage & Peripherals 3.3%
	Samsung Electronics Co. Ltd.	South Korea	88,900	3,636,424
	Thrifts & Mortgage Finance 0.8%
	Indiabulls Housing Finance Ltd.	India	252,641	915,151
	Tobacco 2.6%
	British American Tobacco PLC	United Kingdom	78,471	2,901,403
	Trading Companies & Distributors 1.7%
	Rexel SA	France	180,233	1,928,608
	Wireless Telecommunication Services 2.4%
	Vodafone Group PLC	United Kingdom	1,324,860	2,638,628
	Total Common Stocks (Cost $120,345,768)			101,845,083
	Preferred Stocks (Cost $1,772,943) 2.1%
	Automobiles 2.1%
[b]	Volkswagen AG, 3.114%, pfd.	Germany	13,606	2,314,242
	Total Investments before Short Term Investments (Cost $122,118,711)			104,159,325
  |  23

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual International Fund (continued)
		Country	Principal Amount	Value
	Short Term Investments 4.1%
	U.S. Government and Agency Securities 4.1%
[c]	FHLB, 10/01/19	United States	$4,100,000	$4,100,000
[c]	U.S. Treasury Bill, 10/31/19	United States	500,000	499,267
	Total U.S. Government and Agency Securities (Cost $4,598,798)			4,599,267
	Total Investments (Cost $126,717,509) 98.0%			108,758,592
	Other Assets, less Liabilities 2.0%			2,227,420
	Net Assets 100.0%			$110,986,012

[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]The security was issued on a discount basis with no stated coupon rate.
At September 30, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	118	$16,169,688	12/16/19	$198,483
GBP/USD	Short	66	5,086,950	12/16/19	3,756
Total Futures Contracts					$202,239

*As of period end.

  |  24

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual International Fund (continued)
At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	HSBK	Buy	156,892	$175,828	10/18/19	$ —	$(4,576)
Euro	SSBT	Sell	156,892	177,531	10/18/19	6,280	—
South Korean Won	HSBK	Sell	1,180,596,407	990,500	10/18/19	5,399	—
South Korean Won	UBSW	Sell	3,057,755,543	2,568,571	10/18/19	17,150	—
British Pound	BONY	Sell	3,317,958	4,355,799	10/24/19	272,309	—
British Pound	HSBK	Buy	175,000	211,640	10/24/19	3,737	—
British Pound	HSBK	Buy	717,282	888,390	10/24/19	—	(5,614)
Australian Dollar	HSBK	Sell	152,815	103,184	10/28/19	—	(68)
Australian Dollar	HSBK	Sell	606,843	411,993	10/28/19	1,966	—
Japanese Yen	HSBK	Buy	25,475,019	236,317	10/28/19	—	(202)
Japanese Yen	HSBK	Sell	1,320,543,237	12,445,488	10/28/19	206,032	—
Japanese Yen	UBSW	Sell	26,985,937	251,465	10/28/19	1,346	—
Euro	HSBK	Buy	529,834	594,689	11/07/19	—	(15,485)
Euro	HSBK	Sell	264,917	300,277	11/07/19	10,675	—
Euro	UBSW	Sell	264,917	300,170	11/07/19	10,567	—
Swiss Franc	HSBK	Buy	533,208	540,046	11/13/19	—	(3,749)
Swiss Franc	HSBK	Sell	2,059,254	2,083,894	11/13/19	12,713	—
Swiss Franc	UBSW	Sell	62,855	63,769	11/13/19	550	—
Euro	BOFA	Sell	124,849	142,941	11/21/19	6,334	—
Euro	HSBK	Buy	124,849	140,278	11/21/19	—	(3,671)
British Pound	SSBT	Sell	6,790,428	8,651,854	11/22/19	285,984	—
Philippine Peso	BONY	Sell	168,156,513	3,214,615	11/25/19	—	(24,376)
British Pound	HSBK	Sell	6,678,484	8,116,301	12/16/19	—	(120,886)
Euro	UBSW	Sell	201,197	224,286	12/16/19	3,665	—
Euro	BOFA	Buy	702,856	794,907	1/15/20	—	(22,350)
Euro	HSBK	Buy	1,155,536	1,304,768	1/15/20	—	(34,642)
Euro	SSBT	Buy	159,177	178,778	1/15/20	—	(3,816)
Euro	SSBT	Sell	7,929,191	9,056,404	1/15/20	340,898	—
Euro	UBSW	Sell	8,185,413	9,349,322	1/15/20	352,183	—
British Pound	HSBK	Sell	884,893	1,118,863	1/16/20	26,108	—
Total Forward Exchange Contracts						$1,563,896	$(239,435)
Net unrealized appreciation (depreciation)						$1,324,461

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  25

Franklin Mutual Series Funds
Statement of Investments, September 30, 2019 (unaudited)
Franklin Mutual Quest Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 62.3%
	Aerospace & Defense 2.4%
	BAE Systems PLC	United Kingdom	7,240,981	$50,741,754
	Huntington Ingalls Industries Inc.	United States	263,500	55,806,665
				106,548,419
	Auto Components 0.0%†
[a,b,c]	International Automotive Components Group Brazil LLC	Brazil	2,548,299	82,017
	Banks 0.8%
	BNP Paribas SA	France	339,053	16,507,077
	Wells Fargo & Co.	United States	349,700	17,638,868
				34,145,945
	Biotechnology 0.8%
[a]	Celgene Corp.	United States	354,200	35,172,060
	Chemicals 0.6%
[d]	Advanced Emissions Solutions Inc.	United States	1,724,209	25,587,261
[a,b,e]	Dow Corning Corp. (Revolver/Term Loan Claims), Contingent Distribution	United States	4,651,364	2,481,294
[a,b,e]	Dow Corning Corp. (Swap Agreement Claims), Contingent Distribution	United States	7,437,830	154,603
				28,223,158
	Commercial Services & Supplies 0.6%
[a]	Advanced Disposal Services Inc.	United States	865,200	28,179,564
	Communications Equipment 3.8%
[a,b,c,d]	Sorenson Communications LLC, Membership Interests	United States	224,279	167,477,636
	Diversified Consumer Services 0.0%
[a,b]	Affinion Group Holdings Inc., wts., 11/10/22	United States	549,716	—
	Diversified Financial Services 2.2%
	Voya Financial Inc.	United States	1,751,386	95,345,454
	Diversified Telecommunication Services 1.1%
	AT&T Inc.	United States	1,106,275	41,861,446
[a]	Zayo Group Holdings Inc.	United States	199,800	6,773,220
				48,634,666
	Energy Equipment & Services 0.3%
	Baker Hughes Co., A	United States	515,100	11,950,320
	Food Products 1.1%
	Bunge Ltd.	United States	837,200	47,402,264
	Health Care Equipment & Supplies 0.6%
	Medtronic PLC	United States	250,543	27,213,981
	Independent Power & Renewable Electricity Producers 2.9%
	Vistra Energy Corp.	United States	4,668,672	124,793,603
	Insurance 9.7%
	ASR Nederland NV	Netherlands	1,510,686	55,766,840
[a]	Brighthouse Financial Inc.	United States	2,406,479	97,390,205
	Everest Re Group Ltd.	United States	353,566	94,080,377
	The Hartford Financial Services Group Inc.	United States	1,044,190	63,288,356
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  26

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Insurance (continued)
	Lancashire Holdings Ltd.	United Kingdom	899,403	$8,176,844
	NN Group NV	Netherlands	1,223,210	43,381,565
	RSA Insurance Group PLC	United Kingdom	9,035,634	59,341,119
				421,425,306
	Interactive Media & Services 1.9%
[a]	Baidu Inc., ADR	China	805,393	82,762,185
	IT Services 1.6%
	Cognizant Technology Solutions Corp., A	United States	1,124,900	67,792,098
	Machinery 1.6%
[a]	Navistar International Corp.	United States	2,471,786	69,481,904
	Media 7.4%
[a]	Charter Communications Inc., A	United States	156,689	64,574,671
[a]	Clear Channel Outdoor Holdings Inc.	United States	16,963,460	42,747,919
[a]	Cumulus Media Inc., A	United States	56,050	814,967
[a]	Cumulus Media Inc., wts., 6/04/38	United States	54,452	701,069
[a]	Discovery Inc., C	United States	2,890,384	71,161,254
[a]	iHeartMedia Inc., A	United States	1,408,213	21,123,195
[a,b]	iHeartMedia Inc., B	United States	23,770	303,068
[a]	iHeartMedia Inc., wts., A, 5/01/39	United States	1,872	28,078
[a,d]	Lee Enterprises Inc./IA	United States	3,245,968	6,621,775
[a,b,c,d]	Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	324,731
[a]	Liberty Global PLC, C	United Kingdom	3,675,389	87,437,504
	New Media Investment Group Inc.	United States	2,768,935	24,394,317
				320,232,548
	Oil, Gas & Consumable Fuels 5.1%
	BP PLC	United Kingdom	1,778,076	11,275,216
	Canadian Natural Resources Ltd.	Canada	388,900	10,351,676
	JXTG Holdings Inc.	Japan	20,035,237	91,248,677
	Kinder Morgan Inc.	United States	947,170	19,521,174
	Marathon Oil Corp.	United States	2,035,900	24,980,493
	Occidental Petroleum Corp.	United States	1,229,030	54,654,964
	The Williams Cos. Inc.	United States	457,200	11,000,232
				223,032,432
	Pharmaceuticals 5.8%
[f,g]	Allergan PLC	United States	216,500	36,434,785
	Eli Lilly & Co.	United States	820,000	91,700,600
	Novartis AG, ADR	Switzerland	529,806	46,040,142
	Perrigo Co. PLC	United States	1,384,942	77,404,408
				251,579,935
	Semiconductors & Semiconductor Equipment 0.3%
[a]	Micron Technology Inc.	United States	346,972	14,867,750
  |  27

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Software 2.0%
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	338,090	$354,994
[a]	Check Point Software Technologies Ltd.	Israel	457,238	50,067,561
	Symantec Corp.	United States	1,458,408	34,462,181
				84,884,736
	Specialty Retail 1.2%
	Dufry AG	Switzerland	336,596	28,152,524
[a,b,d]	TRU Kids Parent LLC	United States	7,104	25,806,135
				53,958,659
	Technology Hardware, Storage & Peripherals 0.0%
[a,b,d]	Wayne Services Legacy Inc.	United States	7,104	—
	Tobacco 7.2%
	Altria Group Inc.	United States	1,356,100	55,464,490
	British American Tobacco PLC	United Kingdom	4,861,205	179,739,193
	Imperial Brands PLC	United Kingdom	3,434,804	77,200,281
				312,403,964
	Wireless Telecommunication Services 1.3%
	Vodafone Group PLC	United Kingdom	28,081,388	55,927,679
	Total Common Stocks and Other Equity Interests (Cost $2,698,140,090)			2,713,518,283

	Management Investment Companies (Cost $236,575) 0.0%†
	Diversified Financial Services 0.0%†
[a]	Altaba Inc.	United States	30,100	586,348
	Convertible Preferred Stocks (Cost $16,185,410) 0.4%
	Multi-Utilities 0.4%
	Sempra Energy, 6.00%, cvt. pfd., A	United States	160,650	18,988,830
	Preferred Stocks 1.6%
	Auto Components 0.4%
[h]	Schaeffler AG, 7.808%, pfd.	Germany	2,537,148	19,478,333
	Automobiles 0.3%
[h]	Volkswagen AG, 3.114%, pfd.	Germany	65,441	11,130,846
	Technology Hardware, Storage & Peripherals 0.9%
[h]	Samsung Electronics Co. Ltd., 3.587%, pfd.	South Korea	1,162,517	38,293,948
	Total Preferred Stocks (Cost $54,127,761)			68,903,127
  |  28

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds, Notes and Senior Floating Rate Interests 16.1%
[i]	Affinion Group Inc., Term Loan, 7.80%, (1-month USD LIBOR + 5.75%), 4/05/24	United States	$18,564,812	$15,872,914
[j]	Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States	50,000,000	47,975,000
[j]	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 144A, 5.75%, 2/15/26	United States	2,000,000	2,115,000
	senior bond, 144A, 5.50%, 5/01/26	United States	27,978,000	29,374,102
[j]	Clear Channel Worldwide Holdings Inc., senior sub. note, 144A, 9.25%, 2/15/24	United States	24,000,000	26,427,840
	Envision Healthcare Corp.,
	[j] senior note, 144A, 8.75%, 10/15/26	United States	140,000,000	86,100,000
	[i] Term Loan B, 5.79%, (1-month USD LIBOR + 3.75%), 10/11/25	United States	40,742,249	33,340,727
	Frontier Communications Corp.,
	senior note, 8.875%, 9/15/20	United States	21,382,000	10,477,180
	senior note, 10.50%, 9/15/22	United States	77,063,000	35,689,802
	senior note, 11.00%, 9/15/25	United States	41,812,000	19,102,858
	[j] senior secured note, first lien, 144A, 8.00%, 4/01/27	United States	20,000,000	21,143,800
[d]	Lee Enterprises Inc.,
	Second Lien Term Loan, 12.00%, 12/15/22	United States	35,629,715	35,763,326
	[j] senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	97,050,000	97,292,625
[j]	Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	32,270,000	32,915,400
[j]	Rite Aid Corp., senior note, 144A, 6.125%, 4/01/23	United States	37,132,000	29,597,917
[d,i]	Sorenson Communications LLC, Initial Term Loans, 8.60%, (3-month USD LIBOR + 6.50%), 3/14/24	United States	13,162,500	13,178,953
	Sprint Communications Inc., senior note, 7.00%, 8/15/20	United States	12,000,000	12,416,520
[j]	Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	7,000,000	7,082,538
[i]	Veritas U.S. Inc,
	Term Loan B1, 6.544%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	19,228,664	18,211,141
	Term Loan B1, 6.604%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	3,755,320	3,556,600
[j]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	3,682,000	3,657,857
	senior note, 144A, 10.50%, 2/01/24	United States	30,222,000	28,710,900
	Western Digital Corp., senior note, 4.75%, 2/15/26	United States	14,000,000	14,437,500
[i,k]	Windstream Services LLC,
	[l] Revolving Commitment, 8.00%, (Prime + 3.00%), 4/24/20	United States	55,735,978	55,917,120
	Term Loan B6, 10.00%, (Prime + 5.00%), 3/30/21	United States	9,422,000	9,599,652
[j]	Zayo Group LLC/Zayo Capital Inc., senior note, 144A, 5.75%, 1/15/27	United States	9,923,000	10,169,091
	Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $822,800,244)			700,126,363
	Corporate Notes in Reorganization 0.1%
[b,c,m]	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272	—
[b,c,m]	Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	Canada	17,873,000	2,441,224
	Total Corporate Notes in Reorganization (Cost $17,715,645)			2,441,224
  |  29

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
		Country	Shares	Value
	Companies in Liquidation 0.0%†
[a,b,e]	Avaya Holdings Corp., Contingent Distribution	United States	82,902,380	$ —
[a,b,e]	Avaya Inc., Contingent Distribution	United States	60,987,607	—
[a,b,e]	Clear Channel Communications Inc., Contingent Distribution	United States	72,867,000	—
[a,b,e]	iHeartCommunications Inc., Contingent Distribution	United States	61,658,229	—
[a,b,e]	NewPage Corp., Litigation Trust, Contingent Distribution	United States	723,000	—
[a,b,e]	Tribune Media, Litigation Trust, Contingent Distribution	United States	1,499,874	—
[a,b,e]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	104,175,133	57,296
[a,b,e]	Walter Energy Inc., Litigation Trust, Contingent Distribution	United States	7,443,000	—
	Total Companies in Liquidation (Cost $3,236,688)			57,296
	Total Investments before Short Term Investments (Cost $3,612,442,413)			3,504,621,471
			Principal Amount*
	Short Term Investments 19.7%
	U.S. Government and Agency Securities 19.7%
[n]	FHLB, 10/01/19	United States	$108,500,000	108,500,000
[n]	U.S. Treasury Bill,
	10/08/19	United States	50,000,000	49,982,937
	10/10/19	United States	80,000,000	79,964,517
	10/17/19	United States	50,000,000	49,960,463
	10/31/19	United States	50,000,000	49,926,718
	11/19/19	United States	50,000,000	49,879,712
	1/16/20	United States	50,000,000	49,734,456
	1/23/20	United States	50,000,000	49,716,689
	[g] 2/20/20	United States	25,000,000	24,823,979
	[g] 3/05/20	United States	50,000,000	49,615,380
	3/19/20	United States	50,000,000	49,578,503
	10/01/19 - 3/26/20	United States	246,600,000	245,593,784
	Total U.S. Government and Agency Securities (Cost $857,007,517)			857,277,138
	Total Investments (Cost $4,469,449,930) 100.2%			4,361,898,609
	Options Written (0.0)%†			(810,894)
	Securities Sold Short (0.9)%			(40,415,937)
	Other Assets, less Liabilities 0.7%			31,779,367
	Net Assets 100.0%			$4,352,451,145
		Number of Contracts	Notional Amount#
	Options Written (0.0)%†
	Calls - Exchange-Traded
	Allergan PLC, December Strike Price $170, Expires 12/20/19	500	50,000	(250,000)
  |  30

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
	Number of Contracts	Notional Amount#		Value
Options Written (continued)
Puts - Exchange-Traded
Allergan PLC, December Strike Price $150, Expires 12/20/19	1,500	150,000		$(271,500)
Allergan PLC, January Strike Price $150, Expires 1/17/20	500	50,000		(137,500)
Symantec Corp., January Strike Price $20, Expires 1/17/20	354	35,400		(8,496)
Symantec Corp., October Strike Price $19, Expires 10/18/19	3,000	300,000		—
				(417,496)
Puts - Over-the-Counter
Equity Options (0.0)%†
British American Tobacco PLC, Counterparty MSCO, October Strike Price 28 GBP, Expires 10/18/19	450	450,000	GBP	(143,398)
Total Options Written (Premiums received $1,729,837)				$(810,894)
	Country	Shares
Securities Sold Short (0.9)%
Common Stocks (0.9)%
Biotechnology (0.2)%
AbbVie Inc.	United States	133,800		(10,131,336)
Equity Real Estate Investment Trusts (REITs) (0.2)%
Seritage Growth Properties, A	United States	176,850		(7,514,356)
Internet & Direct Marketing Retail (0.1)%
Alibaba Group Holding Ltd., ADR	China	32,000		(5,351,360)
Pharmaceuticals (0.4)%
Bristol-Myers Squibb Co.	United States	343,500		(17,418,885)
Total Securities Sold Short (Proceeds $39,072,643)				$(40,415,937)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]See Note 7 regarding holdings of 5% voting securities.
[e]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[f]A portion or all of the security is held in connection with written option contracts open at period end.
[g]A portion or all of the security has been segregated as collateral for securities sold short and/or open written options contracts. At September 30, 2019, the aggregate value of these securities pledged amounted to $28,327,364, representing 0.7% of net assets.
[h]Variable rate security. The rate shown represents the yield at period end.
[i]The coupon rate shown represents the rate at period end.
[j]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $422,562,070, representing 9.7% of net assets.
[k]A portion or all of the security purchased on a delayed delivery basis.
[l]See Note 6 regarding unfunded loan commitments.
[m]Defaulted security or security for which income has been deemed uncollectible.
[n]The security was issued on a discount basis with no stated coupon rate.
  |  31

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
At September 30, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	456	$62,486,250	12/16/19	$770,862
GBP/USD	Short	815	62,816,125	12/16/19	50,562
Total Futures Contracts					$821,424

*As of period end.

At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
British Pound	BONY	Sell	89,508,288	$117,506,033	10/24/19	$7,346,067	$ —
British Pound	HSBK	Buy	5,179,265	6,404,062	10/24/19	—	(29,819)
South Korean Won	HSBK	Sell	19,481,138,785	16,739,091	11/15/19	471,408	—
South Korean Won	UBSW	Buy	523,132,650	431,450	11/15/19	5,391	—
South Korean Won	UBSW	Sell	13,038,131,933	11,264,751	11/15/19	377,285	—
Euro	BOFA	Buy	2,801,489	3,146,212	11/21/19	—	(80,880)
Euro	BOFA	Sell	4,050,275	4,618,288	11/21/19	186,558	—
Euro	HSBK	Buy	3,069,965	3,453,117	11/21/19	—	(94,023)
Euro	UBSW	Sell	1,821,178	2,060,665	11/21/19	67,969	—
British Pound	BOFA	Sell	4,933,443	6,235,297	11/22/19	157,250	—
British Pound	HSBK	Sell	2,393,438	3,028,128	11/22/19	79,390	—
British Pound	SSBT	Sell	32,038,055	40,820,487	11/22/19	1,349,306	—
British Pound	UBSW	Sell	890,000	1,114,813	11/22/19	18,325	—
Euro	BOFA	Buy	801,934	902,376	1/15/20	—	(20,917)
Euro	BOFA	Sell	762,142	848,818	1/15/20	11,096	—
Euro	HSBK	Buy	741,075	833,635	1/15/20	—	(19,070)
Euro	HSBK	Sell	6,518,824	7,311,209	1/15/20	145,930	—
Euro	SSBT	Sell	24,444,414	27,839,096	1/15/20	970,596	—
Euro	UBSW	Sell	29,170,304	33,062,736	1/15/20	999,692	—
British Pound	BOFA	Sell	1,899,342	2,401,218	1/16/20	55,719	—
British Pound	HSBK	Sell	7,998,000	10,079,853	1/16/20	203,116	—
British Pound	SSBT	Sell	4,100,000	5,031,828	1/16/20	—	(31,266)
South Korean Won	HSBK	Sell	6,691,185,784	5,605,906	1/17/20	7,531	—
South Korean Won	UBSW	Sell	7,038,538,567	5,945,409	1/17/20	56,411	—
British Pound	HSBK	Sell	35,153,784	42,820,156	2/14/20	—	(629,450)
British Pound	SSBT	Sell	707,129	876,980	2/14/20	2,977	—
British Pound	SSBT	Sell	35,153,784	42,820,473	2/14/20	—	(629,134)
  |  32

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	UBSW	Sell	2,540,286	$3,158,337	2/14/20	$18,578	$ —
Total Forward Exchange Contracts						$12,530,595	$(1,534,559)
Net unrealized appreciation (depreciation)						$10,996,036

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  33

Franklin Mutual Series Funds
Statement of Investments, September 30, 2019 (unaudited)
Franklin Mutual Shares Fund
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 87.7%
	Aerospace & Defense 2.1%
	BAE Systems PLC	United Kingdom	18,114,621	$126,939,658
	Huntington Ingalls Industries Inc.	United States	700,359	148,329,032
				275,268,690
	Auto Components 0.0%†
[a,b,c,d]	International Automotive Components Group Brazil LLC	Brazil	7,234,813	232,853
	Automobiles 1.3%
	General Motors Co.	United States	4,370,994	163,824,855
	Banks 9.5%
	Barclays PLC	United Kingdom	691,846	1,279,236
	Cadence Bancorp	United States	1,864,557	32,704,330
	CIT Group Inc.	United States	2,420,761	109,684,681
	Citigroup Inc.	United States	3,576,406	247,058,127
	Citizens Financial Group Inc.	United States	5,068,271	179,264,745
	Columbia Banking System Inc.	United States	88,096	3,250,742
	Independent Bank Group Inc.	United States	206,504	10,864,175
	JPMorgan Chase & Co.	United States	2,871,890	337,992,734
	Synovus Financial Corp.	United States	1,738,186	62,157,531
	Wells Fargo & Co.	United States	5,171,930	260,872,149
				1,245,128,450
	Biotechnology 1.2%
[a]	Celgene Corp.	United States	1,590,143	157,901,200
	Building Products 1.6%
	Johnson Controls International PLC	United States	4,783,800	209,960,982
	Chemicals 0.0%†
[a,c,e]	Dow Corning Corp. (Revolver/Term Loan Claims), Contingent Distribution	United States	11,630,547	6,204,374
[a,c,e]	Dow Corning Corp. (Swap Agreement Claims), Contingent Distribution	United States	1,000,000	20,786
				6,225,160
	Communications Equipment 0.9%
	Cisco Systems Inc.	United States	2,348,510	116,039,879
	Construction & Engineering 0.3%
	Fluor Corp.	United States	1,691,781	32,363,771
	Consumer Finance 1.4%
	Capital One Financial Corp.	United States	2,011,505	183,006,725
	Containers & Packaging 1.5%
	International Paper Co.	United States	3,741,837	156,483,623
	WestRock Co.	United States	1,125,212	41,013,978
				197,497,601
	Diversified Financial Services 1.4%
	Voya Financial Inc.	United States	3,413,030	185,805,353
	Diversified Telecommunication Services 0.7%
	Koninklijke KPN NV	Netherlands	30,410,640	94,826,573
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  34

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Electrical Equipment 1.7%
[a]	Sensata Technologies Holding PLC	United States	4,363,870	$218,455,332
	Electronic Equipment, Instruments & Components 1.0%
	Corning Inc.	United States	4,697,314	133,967,395
	Energy Equipment & Services 1.8%
	Baker Hughes Co., A	United States	4,868,227	112,942,866
	Schlumberger Ltd.	United States	3,746,300	128,011,071
				240,953,937
	Entertainment 2.6%
	The Walt Disney Co.	United States	2,581,366	336,403,617
	Equity Real Estate Investment Trusts (REITs) 1.7%
[b]	Alexander’s Inc.	United States	265,286	92,428,295
	Vornado Realty Trust	United States	2,036,522	129,665,356
				222,093,651
	Food & Staples Retailing 2.5%
	The Kroger Co.	United States	7,402,986	190,848,979
	Walgreens Boots Alliance Inc.	United States	2,446,029	135,289,864
				326,138,843
	Food Products 2.4%
	Archer-Daniels-Midland Co.	United States	2,791,900	114,663,333
	The Kraft Heinz Co.	United States	6,981,900	195,039,377
				309,702,710
	Health Care Equipment & Supplies 3.0%
	Medtronic PLC	United States	3,610,901	392,216,067
	Health Care Providers & Services 1.5%
	CVS Health Corp.	United States	3,015,915	190,213,759
	Household Durables 3.1%
	Lennar Corp., A	United States	2,378,700	132,850,395
	Newell Brands Inc.	United States	9,867,795	184,725,122
	Toll Brothers Inc.	United States	1,993,600	81,837,280
				399,412,797
	Household Products 0.6%
	Energizer Holdings Inc.	United States	1,787,933	77,918,120
	Independent Power & Renewable Electricity Producers 0.6%
	Vistra Energy Corp.	United States	3,124,828	83,526,652
	Industrial Conglomerates 0.9%
	General Electric Co.	United States	13,594,500	121,534,830
	Insurance 8.6%
[a]	Alleghany Corp.	United States	377,389	301,065,849
	American International Group Inc.	United States	5,664,539	315,514,822
	Chubb Ltd.	United States	670,158	108,190,308
	Everest Re Group Ltd.	United States	244,200	64,979,178
  |  35

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Insurance (continued)
	The Hartford Financial Services Group Inc.	United States	3,734,899	$226,372,228
	MetLife Inc.	United States	2,131,130	100,504,091
				1,116,626,476
	IT Services 1.5%
	Cognizant Technology Solutions Corp., A	United States	3,320,050	200,082,813
	Machinery 0.8%
	CNH Industrial NV	United Kingdom	4,351,332	44,295,105
	CNH Industrial NV, special voting	United Kingdom	5,296,616	53,917,780
				98,212,885
	Media 5.8%
[a]	Charter Communications Inc., A	United States	659,600	271,834,352
	Comcast Corp., A	United States	5,111,400	230,421,912
[a]	Cumulus Media Inc., wts., 6/04/38	United States	161,284	2,076,531
[a]	Discovery Inc., C	United States	4,772,200	117,491,564
[a]	DISH Network Corp., A	United States	2,879,437	98,102,419
[a]	iHeartMedia Inc., A	United States	2,086,072	31,291,080
[a,c]	iHeartMedia Inc., B	United States	35,201	448,813
[a]	iHeartMedia Inc., wts., A, 5/01/39	United States	1,786	26,788
				751,693,459
	Oil, Gas & Consumable Fuels 7.9%
	BP PLC	United Kingdom	24,751,797	156,957,216
	Kinder Morgan Inc.	United States	11,533,040	237,695,954
	Marathon Oil Corp.	United States	10,959,685	134,475,335
	Occidental Petroleum Corp.	United States	2,121,516	94,343,817
	Plains All American Pipeline LP	United States	3,862,400	80,144,800
	Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	2,688,640	78,826,378
	Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	3,159,359	92,597,326
	The Williams Cos. Inc.	United States	6,351,184	152,809,487
				1,027,850,313
	Pharmaceuticals 8.4%
	Allergan PLC	United States	639,800	107,671,942
	Eli Lilly & Co.	United States	1,673,560	187,154,215
	GlaxoSmithKline PLC	United Kingdom	12,865,475	275,940,158
	Merck & Co. Inc.	United States	1,930,272	162,490,297
	Novartis AG, ADR	Switzerland	3,348,741	291,005,593
	Perrigo Co. PLC	United States	1,369,900	76,563,711
				1,100,825,916
	Software 1.7%
[a]	Avaya Holdings Corp., wts., 12/15/22	United States	276,741	290,578
	Symantec Corp.	United States	9,445,251	223,191,281
				223,481,859
	Specialty Retail 0.2%
[a,b,c]	TRU Kids Parent LLC	United States	7,469	27,131,156
  |  36

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Technology Hardware, Storage & Peripherals 3.8%
	Hewlett Packard Enterprise Co.	United States	7,491,354	$113,643,840
	Samsung Electronics Co. Ltd.	South Korea	5,521,050	225,836,650
[a,b,c]	Wayne Services Legacy Inc.	United States	7,469	—
	Western Digital Corp.	United States	2,716,857	162,033,352
				501,513,842
	Textiles, Apparel & Luxury Goods 1.0%
	PVH Corp.	United States	1,494,300	131,842,089
	Tobacco 2.7%
	Altria Group Inc.	United States	2,351,460	96,174,714
	British American Tobacco PLC	United Kingdom	4,377,848	161,867,452
	British American Tobacco PLC, ADR	United Kingdom	1,655,688	61,094,887
	Imperial Brands PLC	United Kingdom	1,751,865	39,374,727
				358,511,780
	Total Common Stocks and Other Equity Interests (Cost $8,834,891,407)			11,458,392,390
			Principal Amount
	Corporate Notes and Senior Floating Rate Interests 3.4%
[f]	Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States	$68,188,000	65,426,386
	Frontier Communications Corp.,
	senior note, 10.50%, 9/15/22	United States	82,365,000	38,145,291
	senior note, 11.00%, 9/15/25	United States	93,006,000	42,492,116
	[f] senior secured note, first lien, 144A, 8.00%, 4/01/27	United States	22,878,000	24,186,393
[f]	McDermott Technology Americas Inc., senior note, 144A, 10.625%, 5/01/24	United States	36,543,000	8,861,677
[g]	Veritas U.S. Inc,
	Term Loan B1, 6.544%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	55,794,283	52,841,817
	Term Loan B1, 6.604%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	10,896,512	10,319,901
[f]	Veritas U.S. Inc./Veritas Bermuda Ltd.,
	senior note, 144A, 7.50%, 2/01/23	United States	10,656,000	10,586,129
	senior note, 144A, 10.50%, 2/01/24	United States	87,705,000	83,319,750
[g,h]	Windstream Services LLC,
	[i] Revolving Commitment, 8.00%, (Prime + 3.00%), 4/24/20	United States	74,896,264	75,139,677
	Term Loan B6, 10.00%, (Prime + 5.00%), 3/30/21	United States	26,996,000	27,505,010
	Total Corporate Notes and Senior Floating Rate Interests (Cost $538,971,634)			438,824,147
	Corporate Notes in Reorganization (Cost $19,594) 0.0%
[c,d,j]	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	19,594	—
  |  37

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
		Country	Shares	Value
	Companies in Liquidation 0.0%†
[a,c,e]	Avaya Holdings Corp., Contingent Distribution	United States	67,859,000	$ —
[a,c,e]	Avaya Inc., Contingent Distribution	United States	131,491,378	—
[a,c,e]	Clear Channel Communications Inc., Contingent Distribution	United States	74,295,000	—
[a,c,e]	iHeartCommunications Inc., Contingent Distribution	United States	125,033,338	—
[a,c,e]	Tribune Media Co., Litigation Trust, Contingent Distribution	United States	997,531	—
[a,c,e]	Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	194,177,556	106,798
[a,c,e]	Walter Energy Inc., Litigation Trust, Contingent Distribution	United States	20,046,000	—
	Total Companies in Liquidation (Cost $6,075,215)			106,798
	Total Investments before Short Term Investments (Cost $9,379,957,850)			11,897,323,335
			Principal Amount
	Short Term Investments 8.8%
	U.S. Government and Agency Securities 8.8%
[k]	FHLB, 10/01/19	United States	$147,500,000	147,500,000
[k]	U.S. Treasury Bill,
	[l] 3/05/20 - 3/19/20	United States	100,000,000	99,193,884
	10/01/19 - 3/26/20	United States	908,700,000	905,790,172
	Total U.S. Government and Agency Securities (Cost $1,152,180,826)			1,152,484,056
	Total Investments (Cost $10,532,138,676) 99.9%			13,049,807,391
	Securities Sold Short (0.9)%			(114,526,505)
	Other Assets, less Liabilities 1.0%			127,941,331
	Net Assets 100.0%			$13,063,222,217
			Shares
	Securities Sold Short (0.9)%
	Common Stocks (0.9)%
	Biotechnology (0.3)%
	AbbVie Inc.	United States	554,067	(41,953,953)
	Pharmaceuticals (0.6)%
	Bristol-Myers Squibb Co.	United States	1,431,129	(72,572,552)
	Total Securities Sold Short (Proceeds $109,009,175)			$(114,526,505)
  |  38

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 7 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 5 regarding restricted securities.
[e]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $192,380,335, representing 1.5% of net assets.
[g]The coupon rate shown represents the rate at period end.
[h]A portion or all of the security purchased on a delayed delivery basis.
[i]See Note 6 regarding unfunded loan commitments.
[j]Defaulted security or security for which income has been deemed uncollectible.
[k]The security was issued on a discount basis with no stated coupon rate.
[l]A portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2019, the aggregate value of these securities pledged amounted to $55,294,639, representing 0.4% of net assets.
At September 30, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
EUR/USD	Short	778	$106,610,313	12/16/19	$1,489,296
GBP/USD	Short	2,012	155,074,900	12/16/19	490,765
Total Futures Contracts					$1,980,061

*As of period end.

  |  39

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund (continued)
At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	4,059,083	$4,561,999	10/18/19	$ —	$(131,409)
Euro	BONY	Sell	10,516,734	12,067,742	10/18/19	588,467	—
Euro	HSBK	Buy	2,985,404	3,346,688	10/18/19	—	(88,047)
Euro	SSBT	Buy	269,061	300,199	10/18/19	—	(6,512)
Euro	SSBT	Sell	12,113,533	13,874,684	10/18/19	652,463	—
British Pound	BOFA	Buy	11,996,429	14,660,856	10/24/19	103,433	—
British Pound	BONY	Sell	13,121,429	17,225,747	10/24/19	1,076,894	—
British Pound	HSBK	Buy	1,125,000	1,369,429	10/24/19	15,135	—
Euro	HSBK	Sell	13,492,373	15,292,727	11/07/19	543,126	—
Euro	UBSW	Sell	2,696,239	3,055,027	11/07/19	107,551	—
South Korean Won	HSBK	Sell	94,142,264,623	80,869,969	11/15/19	2,256,663	—
South Korean Won	UBSW	Buy	6,625,260,000	5,464,132	11/15/19	68,278	—
South Korean Won	UBSW	Sell	58,918,367,227	50,971,855	11/15/19	1,772,192	—
Euro	BOFA	Sell	2,273,762	2,608,028	11/21/19	120,123	—
Euro	HSBK	Sell	3,732,730	4,238,440	11/21/19	154,163	—
Euro	SSBT	Sell	22,566,499	25,599,436	11/21/19	907,630	—
British Pound	BOFA	Buy	7,914,228	9,856,454	11/22/19	—	(106,052)
British Pound	BOFA	Buy	8,832,764	10,812,902	11/22/19	69,145	—
British Pound	BOFA	Sell	3,346,955	4,289,966	11/22/19	166,487	—
British Pound	HSBK	Buy	12,203,300	15,139,266	11/22/19	—	(104,687)
British Pound	HSBK	Sell	2,204,721	2,823,498	11/22/19	107,261	—
British Pound	SSBT	Sell	88,694,627	113,008,041	11/22/19	3,735,438	—
Euro	SSBT	Sell	18,399,108	21,014,725	1/15/20	791,028	—
Euro	UBSW	Sell	18,399,108	21,014,817	1/15/20	791,120	—
British Pound	BOFA	Sell	7,030,724	8,843,987	1/16/20	161,739	—
British Pound	HSBK	Sell	19,661,567	24,815,811	1/16/20	535,724	—
South Korean Won	HSBK	Sell	72,308,874,616	60,555,797	1/17/20	56,471	—
South Korean Won	UBSW	Sell	44,474,572,809	37,585,034	1/17/20	374,087	—
British Pound	HSBK	Sell	4,975,490	6,060,550	2/14/20	—	(89,089)
British Pound	SSBT	Sell	4,975,490	6,060,595	2/14/20	—	(89,044)
Total Forward Exchange Contracts						$15,154,618	$(614,840)
Net unrealized appreciation (depreciation)						$14,539,778

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 53.
  |  40

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  41

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
  |  42

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
At September 30, 2019, the Funds received U.K. Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Mutual Beacon Fund $8,595,457
Franklin Mutual European Fund $17,871,004
Franklin Mutual Financial Services Fund $1,701,488
Franklin Mutual Global Discovery Fund $47,711,394
Franklin Mutual International Fund $1,099,993
Franklin Mutual Quest Fund $10,735,945
Franklin Mutual Shares Fund $14,540,729
Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Franklin Mutual Beacon Fund – Futures and forwards
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures and forwards
Franklin Mutual Global Discovery Fund – Futures and forwards
Franklin Mutual International Fund – Futures and forwards
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
  |  43

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
5.  RESTRICTED SECURITIES
At September 30, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Principal Amount/Shares/Warrants		Issuer	Acquisition Date	Cost	Value
Franklin Mutual Beacon Fund
10,848		Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$10,848	$ —
2,846,329		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,890,264	91,609
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$1,901,112	$91,609
Franklin Mutual European Fund
16,127,149		Euro Wagon LP (Value is —% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$ —
Franklin Mutual Global Discovery Fund
8,893		Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$8,893	$ —
3,819,425		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	122,928
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$2,545,391	$122,928
Franklin Mutual Quest Fund
9,272		Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$9,272	$ —
2,548,299		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,692,334	82,017
1,110,000	[a]	Lee Enterprises Inc., wts., 12/31/22	3/31/14	1,490,026	324,731
224,279	[b]	Sorenson Communications LLC, Membership Interests	4/30/14	—	167,477,636
17,873,000		Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	8/04/14	17,706,373	2,441,224
		Total Restricted Securities (Value is 3.9% of Net Assets)		$20,898,005	$170,325,608
Franklin Mutual Shares Fund
19,594		Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$19,594	$ —
7,234,813		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	232,853
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$4,824,272	$232,853

†Rounds to less than 0.1% of net assets.
[a]The Fund also invests in unrestricted securities of other investments in the issuer, valued at $139,677,726 as of September 30, 2019.
[b]The Fund also invests in unrestricted securities of other investments in the issuer, valued at $13,178,953 as of September 30, 2019.
6.  UNFUNDED LOAN COMMITMENTS
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.
  |  44

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
At September 30, 2019, unfunded commitments were as follows:
Borrower	Unfunded Commitment
Franklin Mutual Quest Fund
Windstream Services LLC, Revolving Commitment	$24,913
Franklin Mutual Shares Fund
Windstream Services LLC, Revolving Commitment	$70,131

7.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended September 30, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/Units/ Warrants/ Principal Amount Held at End of Period	Investment Income
Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP (Value is —% of Net Assets)	$—	$—	$—	$—	$—	$—	16,127,149	$—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
								Dividends
AB&T Financial Corp.(Value is —%† of Net Assets)	$126,616	$—	$—	$—	$(15,827)	$110,789	226,100	$574
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
International Automotive Components Group North America LLC (Value is —% of Net Assets)	$4,230,537	$—	$(5,288,170)	$(23,807,201)	$24,864,834	$—	—	$—
Franklin Mutual Quest Fund
Non-Controlled Affiliates
								Dividends
Advanced Emissions Solutions Inc.	$18,190,405	$ —	$ —	$ —	$7,396,856	$25,587,261	1,724,209	$1,293,157
Lee Enterprises Inc./IA	10,179,206	—	(5,444,799)	438,041	1,449,327	6,621,775	3,245,968	—
Lee Enterprises Inc., wts., 12/31/22	217,582	—	—	—	107,149	324,731	1,110,000	—
New Media Investment Group Inc.	37,084,199	—	(5,996,577)	119,111	—[b]	—[b]	—[b]	1,052,196
Sorenson Communications LLC, Membership Interests	155,100,344	—	—	—	12,377,292	167,477,636	224,279	—
TRU Kids Parent LLC	—	34,810,099[c]	—	—	(9,003,964)	25,806,135	7,104	—
Wayne Services Legacy Inc.	—	2,484,752[c]	(2,795,343)[c]	310,591	—	—	7,104	—
	$220,771,736	$37,294,851	$(14,236,719)	$867,743	$12,326,660	$225,817,538		$2,345,353
  |  45

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
7.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/Units/ Warrants/ Principal Amount Held at End of Period	Investment Income
Franklin Mutual Quest Fund (continued)
Non-Controlled Affiliates (continued)
								Interest
Lee Enterprises Inc., Second Lien Term Loan, 12.00%, 12/15/22	$47,222,199	$159,833[c]	$(11,115,469)[c]	$133,036	$(636,273)	$35,763,326	35,629,715	$1,934,873
Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22	99,476,250	152,381[c]	—	—	(2,336,006)	97,292,625	97,050,000	6,889,202
Sorenson Communications LLC, Initial Term Loan, 8.25%, 4/30/20	138,475,000	44,289[c]	(139,170,854)	120,026	531,539	—	—	2,758,168
Sorenson Communications LLC, Initial Term Loans, 8.60%, 3/14/24	—	12,999,403[c]	(337,500)	12,515	504,535	13,178,953	13,162,500	368,063
Sorenson Communications LLC, secured note, second lien, 144A, PIK, 9.00%, 10/31/20	94,738,498	222,447[c]	(96,671,937)	1,144,350	566,642	—	—	2,875,990
Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.85%, 10/31/21	20,620,500	44,363[c]	(19,614,622)	69,148	(1,119,389)	—	—	704,310
	$400,532,447	$13,622,716	$(266,910,382)	$1,479,075	$(2,488,952)	$146,234,904		$15,530,606
Total Affiliated Securities (Value is 8.5% of Net Assets)	$621,304,183	$50,917,567	$(281,147,101)	$2,346,818	$9,837,708	$372,052,442		$17,875,959
Franklin Mutual Shares Fund
Non-Controlled Affiliates
								Dividends
Alexander’s Inc.	$99,550,939	$ —	$(23,452,339)	$20,501,406	$(4,171,711)	$92,428,295	265,286	$4,162,293
International Automotive Components Group Brazil LLC	306,590	—	—	—	(73,737)	232,853	7,234,813	—
International Automotive Components Group North America LLC	7,519,120	—	(9,398,900)	(42,263,636)	44,143,416	—	—	—
TRU Kids Parent LLC	—	36,597,430[c]	—	—	(9,466,274)	27,131,156	7,469	—
Wayne Services Legacy Inc.	—	2,612,332[c]	(2,938,870)[c]	326,538	—	—	7,469	—
Total Affiliated Securities (Value is 0.9% of Net Assets)	$107,376,649	$39,209,762	$(35,790,109)	$(21,435,692)	$30,431,694	$119,792,304		$4,162,293
†Rounds to less than 0.1% of net assets.
aIssuer in which the Fund owns 25% or more of the outstanding voting securities.
bAs of September 30, 2019, no longer an affiliate.
cMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
  |  46

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
8.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from securities loaned
Franklin Mutual Beacon Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$ —	$51,845,000	$(51,845,000)	$ —	$ —	$ —	—	$21,748
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$ —	$200,368,000	$(200,368,000)	$ —	$ —	$ —	—	$82,368
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$ —	$176,535,000	$(176,535,000)	$ —	$ —	$ —	—	$72,310
9.  UPCOMING ACQUISITIONS/REORGONIZATION
On July 16, 2019, the Board approved a proposal to reorganize Franklin Mutual International Fund with and into Franklin Mutual Global Discovery Fund, subject to approval by the shareholders of Franklin Mutual International Fund.
10.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  47

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of September 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$—	$—	$91,609	$91,609
Chemicals	77,864,763	—	2,784,566	80,649,329
Media	190,365,755	—	89,569	190,455,324
All Other Equity Investments	3,019,461,163	—	—	3,019,461,163
Corporate Notes and Senior Floating Rate Interests	—	59,271,823	—	59,271,823
Corporate Notes in Reorganization	—	—	—[c]	—
Companies in Liquidation	—	—	25,456[c]	25,456
Short Term Investments	181,376,635	18,300,000	—	199,676,635
Total Investments in Securities	$3,469,068,316	$77,571,823	$2,991,200	$3,549,631,339
Other Financial Instruments:
Futures Contracts	$1,710,195	$—	$—	$1,710,195
Forward Exchange Contracts	—	10,213,848	—	10,213,848
Total Other Financial Instruments	$1,710,195	$10,213,848	$ —	$11,924,043
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$43,556,112	$—	$—	$43,556,112
Forward Exchange Contracts	—	1,278,772	—	1,278,772
Total Other Financial Instruments	$43,556,112	$1,278,772	$ —	$44,834,884
Franklin Mutual European Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Machinery	$58,622,381	$8,484,354	$—	$67,106,735
All Other Equity Investments	1,246,766,074	—	—[c]	1,246,766,074
Short Term Investments	52,382,939	34,800,000	—	87,182,939
Total Investments in Securities	$1,357,771,394	$43,284,354	$ —	$1,401,055,748
Other Financial Instruments:
Futures Contracts	$5,315,960	$—	$—	$5,315,960
Forward Exchange Contracts	—	23,015,064	—	23,015,064
Total Other Financial Instruments	$5,315,960	$23,015,064	$ —	$28,331,024
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,437,092	$—	$3,437,092
  |  48

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:[a]
Equity Investments	$413,404,505	$—	$—	$413,404,505
Short Term Investments	28,098,348	13,300,000	—	41,398,348
Total Investments in Securities	$441,502,853	$13,300,000	$ —	$454,802,853
Other Financial Instruments:
Futures Contracts	$291,024	$—	$—	$291,024
Forward Exchange Contracts	—	3,026,190	—	3,026,190
Total Other Financial Instruments	$291,024	$3,026,190	$ —	$3,317,214
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$825,987	$—	$825,987
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$44,593,990	$—	$122,928	$44,716,918
Chemicals	205,934,329	—	2,540,230	208,474,559
Machinery	59,084,775	74,704,952	—	133,789,727
Media	479,177,686	2,958,997	566,482	482,703,165
Software	492,527,931	421,482	—	492,949,413
All Other Equity Investments	12,729,453,948	—	—	12,729,453,948
Corporate Notes	—	115,446,277	—	115,446,277
Corporate Notes in Reorganization	—	—	—[c]	—
Companies in Liquidation	—	—	78,279[c]	78,279
Short Term Investments	668,590,166	83,800,000	—	752,390,166
Total Investments in Securities	$14,679,362,825	$277,331,708	$3,307,919	$14,960,002,452
Other Financial Instruments:
Futures Contracts	$13,523,607	$—	$—	$13,523,607
Forward Exchange Contracts	—	53,574,992	—	53,574,992
Total Other Financial Instruments	$13,523,607	$53,574,992	$ —	$67,098,599
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$153,029,179	$—	$—	$153,029,179
Forward Exchange Contracts	—	2,241,554	—	2,241,554
Total Other Financial Instruments	$153,029,179	$2,241,554	$ —	$155,270,733
  |  49

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Mutual International Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$104,159,325	$—	$—	$104,159,325
Short Term Investments	499,267	4,100,000	—	4,599,267
Total Investments in Securities	$104,658,592	$4,100,000	$ —	$108,758,592
Other Financial Instruments:
Futures Contracts	$202,239	$—	$—	$202,239
Forward Exchange Contracts	—	1,563,896	—	1,563,896
Total Other Financial Instruments	$202,239	$1,563,896	$ —	$1,766,135
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$239,435	$—	$239,435
Franklin Mutual Quest Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$19,478,333	$—	$82,017	$19,560,350
Chemicals	25,587,261	—	2,635,897	28,223,158
Communications Equipment	—	—	167,477,636	167,477,636
Media	318,903,680	701,069	627,799	320,232,548
Software	84,529,742	354,994	—	84,884,736
Specialty Retail	28,152,524	—	25,806,135	53,958,659
All Other Equity Investments	2,127,659,501	—	—[c]	2,127,659,501
Corporate Bonds, Notes and Senior Floating Rate Interests	—	700,126,363	—	700,126,363
Corporate Notes in Reorganization	—	—	2,441,224[c]	2,441,224
Companies in Liquidation	—	—	57,296[c]	57,296
Short Term Investments	748,777,138	108,500,000	—	857,277,138
Total Investments in Securities	$3,353,088,179	$809,682,426	$199,128,004	$4,361,898,609
Other Financial Instruments:
Futures Contracts	$821,424	$—	$—	$821,424
Forward Exchange Contracts	—	12,530,595	—	12,530,595
Unfunded Loan Commitments	—	744	—	744
Total Other Financial Instruments	$821,424	$12,531,339	$ —	$13,352,763
Liabilities:
Other Financial Instruments:
Options Written	$667,496	$143,398	$—	$810,894
Securities Sold Short[a]	40,415,937	—	—	40,415,937
Forward Exchange Contracts	—	1,534,559	—	1,534,559
Total Other Financial Instruments	$41,083,433	$1,677,957	$ —	$42,761,390
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Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Mutual Shares Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$—	$—	$232,853	$232,853
Chemicals	—	—	6,225,160	6,225,160
Machinery	44,295,105	53,917,780	—	98,212,885
Media	749,168,115	2,076,531	448,813	751,693,459
Software	223,191,281	290,578	—	223,481,859
Specialty Retail	—	—	27,131,156	27,131,156
All Other Equity Investments	10,351,415,018	—	—[c]	10,351,415,018
Corporate Notes and Senior Floating Rate Interests	—	438,824,147	—	438,824,147
Corporate Notes in Reorganization	—	—	—[c]	—
Companies in Liquidation	—	—	106,798[c]	106,798
Short Term Investments	1,004,984,056	147,500,000	—	1,152,484,056
Total Investments in Securities	$12,373,053,575	$642,609,036	$34,144,780	$13,049,807,391
Other Financial Instruments:
Futures Contracts	$1,980,061	$—	$—	$1,980,061
Forward Exchange Contracts	—	15,154,618	—	15,154,618
Unfunded Loan Commitments	—	1,441	—	1,441
Total Other Financial Instruments	$1,980,061	$15,156,059	$ —	$17,136,120
Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$114,526,505	$—	$—	$114,526,505
Forward Exchange Contracts	—	614,840	—	614,840
Total Other Financial Instruments	$114,526,505	$614,840	$ —	$115,141,345

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred and convertible preferred stocks and management investment companies as well as other equity interests.
[c]Includes securities determined to have no value at September 30, 2019.
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Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets for the nine months ended September 30, 2019, are as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$ 2,483,009	$—	$ (2,968,774)	$—	$—	$—	$ (13,337,171)	$ 13,904,953	$ 82,017	$ (25,972)
Chemicals	—[d]	—	—	—	—	—	—	2,635,897	2,635,897	2,635,897
Communications Equipment	155,100,344	—	—	—	—	—	—	12,377,292	167,477,636	12,377,292
Diversified Consumer Services	3,664,436	—	—	—	—	—	—	(3,664,436)	—[d]	(3,664,436)
Media	217,582	519,612	—	—	—	—	—	(109,395)	627,799	(109,395)
Specialty Retail	—	34,810,099	—	—	—	—	—	(9,003,964)	25,806,135	(9,003,964)
Technology Hardware, Storage & Peripherals	—	2,484,752	—	—	—	(2,795,343)	310,591	—	—[d]	—
Corporate Notes in Reorganization	3,563,602[d]	—	—	—	—	—	—	(1,122,378)	2,441,224[d]	(1,122,378)
Companies in Liquidation	—[d]	—	—	57,296	—	—	—	—	57,296[d]	—
Total Investments in Securities	$165,028,973	$37,814,463	$ (2,968,774)	$57,296	$—	$(2,795,343)	$ (13,026,580)	$ 15,017,969	$ 199,128,004	$ 1,087,044
aThe investments were transferred into Level 3 as a result of its value being determined using a significant unobservable input.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes common stocks as well as other equity interests.
dIncludes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
Communication Equipment	$167,477,636	Market transaction	Transaction price weighting	50%	Increase[b]
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Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
		Market comparables	EV / EBITDA multiple	4.9x	Increase[c]
Specialty Retail	25,806,135	Consensus pricing	Offered quotes	$3,633	Increase[d]
All Other Investments[e]	5,844,233[f]
Total	$199,128,004
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value and net assets.
cRepresents a significant impact to net assets but not fair value.
dRepresents a significant impact to fair value but not net assets.
eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
fIncludes securities determined to have no value at September 30, 2019.

Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
11.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Counterparty
BOFA	Bank of America Corp.
BONY	The Bank of New York Mellon Corp.
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley & Co., LLC
SSBT	State Street Bank and Trust Co., N.A.
UBSW	UBS AG
Currency
EUR	Euro
GBP	British Pound
USD	United States Dollar
Selected Portfolio
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
LIBOR	London InterBank Offered Rate
For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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